Depreciation, Amortization and Impairment (Details) - Schedule of depreciation and amortization - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Depreciation and amortization
Depreciation of property and equipment (Note No.15(b) and Note No. 16)	$ 29,845	$ 29,194	$ 27,185
Depreciation of rights over leased assets (Note No. 15(d))	27,647	28,472
Amortization of intangibles assets (Note No.14(b))	15,865	12,875	10,496
Total	$ 73,357	$ 70,541	$ 37,681